Unaudited Interim Condensed Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	R$ 9,814	R$ 13,451
Trade accounts receivable, net	12,134	11,143
Short-term advances	28,826	28,374
Tax recoverable	5,190	5,770
Other current assets	1,759	2,486
Total current assets	57,723	61,224
Non-current assets
Property and equipment, net	3,223	3,858
Right-of-use assets, net	1,736	1,995
Intangible assets, net	107,027	113,119
Goodwill	156,445	156,445
Other non-current assets	10,675	11,035
Total non-current assets	279,106	286,452
Total assets	336,829	347,676
Current liabilities
Accounts payable to suppliers	54,758	56,895
Salaries and labor charges	18,506	20,262
Loans and financing	417	569
Debentures	2,795	10,376
Exposure premium liability	2,940	2,940
Lease liability	892	1,003
Income taxes payable	6,066	7,888
Taxes, fees and contributions payable	7,067	5,777
Deferred revenue	3,840	3,925
Deferred and contingent consideration on acquisitions	293,796	277,348
Loans from investors	25,066	24,310
Other liabilities	5,192	842
Total current liabilities	421,335	412,135
Non-current liabilities
Loans and financing	90	189
Loans from investors	36,936	28,397
Taxes and contributions payable	1,059	1,464
Lease liability	1,042	1,154
Provisions for risks	11,760	16,421
Deferred taxes	33,569	35,644
Derivative warrant liabilities	7,375	9,475
Total non-current liabilities	91,831	92,744
Total liabilities	513,166	504,879
SHAREHOLDERS’ DEFICIT
Share capital	369,122	369,122
Capital reserves	128,896	128,896
Accumulated losses	(658,160)	(640,418)
Other comprehensive income	(8,588)	(9,182)
Total shareholders’ deficit, Equity attributable to owners	(168,730)	(151,582)
Non-controlling interest	(7,607)	(5,621)
Total shareholders’ deficit	(176,337)	(157,203)
Total liabilities and shareholders’ deficit	R$ 336,829	R$ 347,676